Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Gross amount of recognized liabilities	$ 147	$ 151
Derivative liabilities eligible for set-off in case of default	(106)	(102)
Net liability exposure	41	49
Total
Gross amount of recognized liabilities	147	151
Derivative liabilities eligible for set-off in case of default	(106)	(102)
Net liability exposure	$ 41	$ 49